Significant Accounting Policies (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Segments shares	Dec. 31, 2017 USD ($) shares
Significant Accounting Policies [Line Items]
Carrying cost of intangible asset	$ 3,202	$ 1,114
Amortization of POWERHOUSE License	33
Allowance for doubtful accounts	500	800
Reserve for obsolete or slow moving inventory	$ 700	$ 600
Estimated useful lives of property and equipment	three to twenty years
Weighted average common share equivalents excluded from earnings per share | shares	10,445,294	5,857,861
Number of reporting segments | Segments	3
Lease term percentage upon useful life	75.00%
Present value of minimum lease payments	90.00%
Maximum remaining lease term of sales type lease	20 years
EPC solar energy systems
Significant Accounting Policies [Line Items]
Product warranty period of warranties products	10 years
Limited performance warranty period of warrants solar energy systems	25 years
POWERHOUSE solar shingle
Significant Accounting Policies [Line Items]
Product warranty period of warranties products	11 years
Power production warranty term	24 years
Carrying cost of intangible asset	$ 3,202
Amortization of POWERHOUSE License	30
Expected amortization expense for five years each	$ 200